Expense Example - Government Money Market Funds-Capital Class - Capital	Jan. 31, 2026 USD ($)
Government Money Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	105
Expense Example, with Redemption, 10 Years	241
Treasury Plus Money Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	110
Expense Example, with Redemption, 10 Years	252
100% Treasury Money Market Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	17
Expense Example, with Redemption, 3 Years	59
Expense Example, with Redemption, 5 Years	110
Expense Example, with Redemption, 10 Years	$ 260